Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018
Financial assets:
Trading assets	¥ 2,785,016	¥ 2,767,691
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Debt investments	18,054,164	13,333,221
Equity instruments at fair value through other comprehensive income	3,489,451	4,172,892
Total	208,424,760	191,483,955
Financial liabilities:
Trading liabilities	2,018,484	1,998,694
Derivative financial instruments	5,555,201	3,051,773
Others	(7,150,251)	(5,596,513)
Total	200,458,086	182,585,727
At fair value [member]
Financial assets:
Trading assets	2,785,016	2,767,691
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,478,356	2,641,416	¥ 16,422
Debt investments	18,054,164	13,333,221
Investment securities at fair value through other comprehensive income	21,543,615	17,506,113
Total	32,086,788	26,297,794
Financial liabilities:
Trading liabilities	2,018,484	1,998,694
Derivative financial instruments	5,555,201	3,051,773
Others	(57,549)	(2,294)
Total	7,516,136	5,048,173
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	2,426,360	2,372,385
Derivative financial instruments	146,438	103,211
Financial assets at fair value through profit or loss	212,042	225,642
Debt investments	12,026,311	10,101,136
Investment securities at fair value through other comprehensive income	15,100,087	13,850,566
Total	17,884,927	16,551,804
Financial liabilities:
Trading liabilities	1,931,378	1,844,562
Derivative financial instruments	152,580	108,751
Total	2,083,958	1,953,313
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	358,656	395,306
Derivative financial instruments	6,095,349	3,241,909
Financial assets at fair value through profit or loss	682,375	1,818,983
Debt investments	6,027,853	3,232,085
Investment securities at fair value through other comprehensive income	6,036,138	3,243,200
Total	13,172,518	8,699,398
Financial liabilities:
Trading liabilities	87,106	154,132
Derivative financial instruments	5,323,850	2,872,812
Others	(6,534)	2,704
Total	5,404,422	3,029,648
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	38,014	37,454
Financial assets at fair value through profit or loss	583,939	596,791
Investment securities at fair value through other comprehensive income	407,390	412,347
Total	1,029,343	1,046,592
Financial liabilities:
Derivative financial instruments	78,771	70,210
Others	(51,015)	(4,998)
Total	27,756	65,212
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,545,703	2,480,903
Financial assets at fair value through profit or loss	1,454,387	2,620,686
Debt investments	6,774,410	3,878,891
Financial liabilities:
Trading liabilities	1,915,687	1,835,860
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,191,635	2,091,355
Financial assets at fair value through profit or loss	209,545	223,832
Debt investments	746,557	646,806
Financial liabilities:
Trading liabilities	1,880,605	1,777,666
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	354,068	389,548
Financial assets at fair value through profit or loss	682,019	1,818,774
Debt investments	6,027,853	3,232,085
Financial liabilities:
Trading liabilities	35,082	58,194
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	562,823	578,080
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	239,313	286,788
Financial liabilities:
Trading liabilities	102,797	162,834
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	234,725	281,030
Financial liabilities:
Trading liabilities	50,773	66,896
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	4,588	5,758
Financial liabilities:
Trading liabilities	52,024	95,938
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	23,969	20,730
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	2,497	1,810
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	356	209
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	21,116	18,711
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	4,111,526	2,008,745
Financial liabilities:
Derivative financial instruments	3,482,389	1,825,053
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	100,558	68,942
Financial liabilities:
Derivative financial instruments	62,135	49,170
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,009,820	1,938,460
Financial liabilities:
Derivative financial instruments	3,416,391	1,770,701
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,148	1,343
Financial liabilities:
Derivative financial instruments	3,863	5,182
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,043,784	1,286,910
Financial liabilities:
Derivative financial instruments	1,894,461	1,112,778
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments		22
Financial liabilities:
Derivative financial instruments	8
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,032,117	1,273,915
Financial liabilities:
Derivative financial instruments	1,863,217	1,078,331
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	11,667	12,973
Financial liabilities:
Derivative financial instruments	31,236	34,447
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	91,166	63,617
Financial liabilities:
Derivative financial instruments	143,084	96,170
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	45,699	33,802
Financial liabilities:
Derivative financial instruments	90,048	59,166
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	20,951	12,226
Financial liabilities:
Derivative financial instruments	10,790	6,977
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	24,516	17,589
Financial liabilities:
Derivative financial instruments	42,246	30,027
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	16,823	7,517
Financial liabilities:
Derivative financial instruments	14,715	5,848
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	181	445
Financial liabilities:
Derivative financial instruments	389	415
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	16,642	7,072
Financial liabilities:
Derivative financial instruments	14,326	5,433
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	16,502	15,785
Financial liabilities:
Derivative financial instruments	20,552	11,924
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	15,819	10,236
Financial liabilities:
Derivative financial instruments	19,126	11,370
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	683	5,549
Financial liabilities:
Derivative financial instruments	1,426	554
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	6,785,068	5,027,695
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	6,785,068	5,027,695
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	4,494,686	4,426,635
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	4,494,686	4,426,635
At fair value [member] | Investment securities [member]
Financial assets:
Debt investments	3,489,451
Equity instruments at fair value through other comprehensive income		4,172,892
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt investments	3,073,776
Equity instruments at fair value through other comprehensive income		3,749,430
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt investments	8,285
Equity instruments at fair value through other comprehensive income		11,115
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt investments	¥ 407,390
Equity instruments at fair value through other comprehensive income		¥ 412,347